Note 10 - Share Capital - Basic and Diluted Income (Loss) Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Statement Line Items [Line Items]
Income (loss) for the period	$ (13,200)	$ 100,355
Weighted average shares outstanding, basic (in shares)	154,045,370	149,407,112
Basic income (loss) per share (in CAD per share)	$ (0.09)	$ 0.67
Stock options (in shares)		3,102,078
Weighted averag shares outstanding, diluted (in shares)	154,045,370	152,509,190
Diluted income (loss) per share (in CAD per share)	$ (0.09)	$ 0.66